Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Artisan International Small Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
Annual Return 2002	rr_AnnualReturn2002	(1.34%)
Annual Return 2003	rr_AnnualReturn2003	63.00%
Annual Return 2004	rr_AnnualReturn2004	25.70%
Annual Return 2005	rr_AnnualReturn2005	25.71%
Annual Return 2006	rr_AnnualReturn2006	33.18%
Annual Return 2007	rr_AnnualReturn2007	25.38%
Annual Return 2008	rr_AnnualReturn2008	(51.37%)
Annual Return 2009	rr_AnnualReturn2009	58.13%
Annual Return 2010	rr_AnnualReturn2010	14.38%
Annual Return 2011	rr_AnnualReturn2011	(15.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
1-Year	rr_AverageAnnualReturnYear01	(15.21%)
5-Year	rr_AverageAnnualReturnYear05	(1.33%)
10-Year	rr_AverageAnnualReturnYear10	12.21%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2001
Artisan International Small Cap Fund | Investor Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(15.27%)
5-Year	rr_AverageAnnualReturnYear05	(1.96%)
10-Year	rr_AverageAnnualReturnYear10	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2001
Artisan International Small Cap Fund | Investor Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(9.82%)
5-Year	rr_AverageAnnualReturnYear05	(1.14%)
10-Year	rr_AverageAnnualReturnYear10	10.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2001
Artisan International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
ARTISAN INTERNATIONAL SMALL CAP FUND
Investor Shares

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan International Small Cap Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities among small non-U.S. growth companies. Artisan's thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

•

Themes. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for the Fund's investment themes. Artisan incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

•

Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

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Valuation. Artisan assesses the relationship between Artisan's estimate of a company's sustainable growth prospects and its stock price. Artisan utilizes multiple valuation metrics to establish price targets.

The Fund invests in developed markets, as well as emerging and less developed markets. Investments in emerging and less developed markets are limited to no more than 50% of the Fund's net assets at market value at the time of purchase. Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other equity securities of small non-U.S. companies. A "small" company for this purpose is one with a market capitalization of less than $4 billion at the time of the Fund's investment. Some of these companies, although small by U.S. standards, might rank among the largest in their countries by market capitalization. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but may be called different names by issuers).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The Fund's principal risks include:

•	Stock Market Risks. The value of a company's stock may rise or fall in response to company, market, economic or other news.

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.

•

Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.

•	Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.

•

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

•

Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund's shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The following table shows the Fund's average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund's performance to broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	34.35%	(quarter ended 6/30/09)
Worst Quarter	-27.18%	(quarter ended 9/30/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The "Return after taxes on distributions and sale of Fund shares" for the one and five-year periods ended December 31, 2011 are greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Fund's average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund's performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The "Return after taxes on distributions and sale of Fund shares" for the one and five-year periods ended December 31, 2011 are greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Artisan International Small Cap Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.14%)
5-Year	rr_AverageAnnualReturnYear05	(4.72%)
10-Year	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Artisan International Small Cap Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(15.94%)
5-Year	rr_AverageAnnualReturnYear05	(4.14%)
10-Year	rr_AverageAnnualReturnYear10	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%